Other Liabilities - Schedule of detailed information about movements of actuarial liabilities (Detail) - Natura Cosmticos SA [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year ended	R$ (98,792)	R$ (78,904)
Cost of the Company´s current service	(620)	(816)
Cost of interest	(7,223)	(7,125)
Expenses paid	2,069	2,427
Actuarial gains (losses) in OCI	(29,628)	(14,374)
Balance at the end of the year ended	R$ (134,194)	R$ (98,792)